Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Non-controlling Interests (Parenthetical) (Detail)	May 12, 2021
Bank Of Nova Scotia Chile SA [Member]
Disclosure of noncontrolling interests [Line Items]
Percentage increase in ownership interest in subsidiaries	7.00%